Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Adaptiv Select ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Adaptiv™ Select ETF NAV
Account Value	$ 13,207	$ 8,976
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 15,821	$ 11,463